S000074770 [Member] Investment Objectives and Goals - DoubleLine Opportunistic Core Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Opportunistic Core Bond ETF (DBND)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize current income and total return.